Financial assets and liabilities - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Financial Assets And Liabilities [Abstract]
Cash at bank	$ 47,390	$ 161,158	$ 62,563
Deposits at call	55,524	393	397
Cash and cash equivalents	102,914	161,551	$ 62,960	$ 71,318
Interest-bearing deposits at call held as security	$ 500	$ 400